Components of Accumulated Other Comprehensive Income (Loss) and Related Changes, Net of Taxes (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Foreign currency translation adjustments JPY (¥)	Mar. 31, 2011 Foreign currency translation adjustments USD ($)	Mar. 31, 2010 Foreign currency translation adjustments JPY (¥)	Mar. 31, 2009 Foreign currency translation adjustments JPY (¥)	Mar. 31, 2011 Unrealized gains on securities JPY (¥)	Mar. 31, 2011 Unrealized gains on securities USD ($)	Mar. 31, 2010 Unrealized gains on securities JPY (¥)	Mar. 31, 2009 Unrealized gains on securities JPY (¥)	Mar. 31, 2011 Pension liability adjustments JPY (¥)	Mar. 31, 2011 Pension liability adjustments USD ($)	Mar. 31, 2010 Pension liability adjustments JPY (¥)	Mar. 31, 2009 Pension liability adjustments JPY (¥)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), beginning balance	$ (10,184)	¥ (846,835)	¥ (1,107,781)	¥ (241,205)	¥ (872,776)	$ (10,496)	¥ (882,670)	¥ (501,367)	¥ 194,285	$ 2,337	¥ 17,878	¥ 310,979	¥ (168,344)	$ (2,025)	¥ (242,989)	¥ (50,817)
Other comprehensive income (loss)	(3,583)	(297,886)	260,946	(866,576)	(287,613)	(3,459)	9,894	(381,303)	(26,058)	(314)	176,407	(293,101)	15,785	190	74,645	(192,172)
Accumulated other comprehensive income (loss), ending balance	$ (13,767)	¥ (1,144,721)	¥ (846,835)	¥ (1,107,781)	¥ (1,160,389)	$ (13,955)	¥ (872,776)	¥ (882,670)	¥ 168,227	$ 2,023	¥ 194,285	¥ 17,878	¥ (152,559)	$ (1,835)	¥ (168,344)	¥ (242,989)